Fixed Assets	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Fixed Assets
FIXED ASSETS

(dollars in millions)	Estimated Useful Lives	2017	2016
Land		$412	$392
Buildings and improvements	12-40 years	5,727	5,180
Machinery, tools and equipment	3-20 years	13,476	12,471
Other, including assets under construction		1,749	1,426
		21,364	19,469
Accumulated depreciation		(11,178)	(10,311)
		$10,186	$9,158

Depreciation expense was $1,178 million in 2017, $1,105 million in 2016 and $1,068 million in 2015.